Accumulated Balances Related Component of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 55,466	$ 30,656
Amounts reclassified to retained earnings from other comprehensive loss due to tax rate change	248
Ending balance	57,182	55,466
Unrealized Gains and Losses on Available for Sale Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(574)	(116)
Other comprehensive income (loss) before reclassifications	296	(218)
Amounts reclassified from accumulated other comprehensive loss	(160)	(240)
Amounts reclassified to retained earnings from other comprehensive loss due to tax rate change	(85)
Ending balance	(523)	(574)
Defined Benefit Pension Items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(780)	(608)
Other comprehensive income (loss) before reclassifications	(44)	(172)
Amounts reclassified from accumulated other comprehensive loss	0
Amounts reclassified to retained earnings from other comprehensive loss due to tax rate change	(163)
Ending balance	(987)	(780)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,354)	(724)
Other comprehensive income (loss) before reclassifications	252	(390)
Amounts reclassified from accumulated other comprehensive loss	(160)	(240)
Amounts reclassified to retained earnings from other comprehensive loss due to tax rate change	(248)
Ending balance	$ (1,510)	$ (1,354)